Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 572.6	$ 585.8
Restricted cash	72.4	125.2
Accounts receivable, net	220.4	202.9
Inventories	247.8	321.8
Solar energy systems held for development and sale	133.8	373.0
Prepaid and other current assets	212.2	277.2
Total current assets	1,459.2	1,885.9
Investments	49.6	54.5
Property, plant and equipment, net:
Non-solar energy systems	1,213.1	1,253.7
Solar energy systems, including consolidated variable interest entities of $53.1 and $55.3 at December 31, 2012 and 2011, respectively	1,459.9	1,139.4
Deferred tax assets, net	0	44.8
Restricted cash	50.2	37.5
Other assets	355.4	316.6
Goodwill		0
Intangible assets, net	114.2	149.2
Total assets	4,701.6	4,881.6
Current liabilities:
Current portion of long-term debt and capital lease obligations	3.4	3.7
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations, including consolidated variable interest entities of $2.9 and $5.6 at December 31, 2012 and 2011, respectively	97.8	144.2
Accounts payable	477.0	694.6
Accrued liabilities	344.2	409.0
Contingent consideration related to acquisitions	23.1	71.6
Deferred revenue for solar energy systems	113.1	41.4
Customer and other deposits	77.2	72.4
Total current liabilities	1,135.8	1,436.9
Long-term debt and capital lease obligations, less current portion	758.7	567.7
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion, including consolidated variable interest entities of $69.2 and $57.0 at December 31, 2012 and 2011, respectively	1,508.4	1,211.2
Pension and post-employment liabilities	52.7	69.4
Customer and other deposits	184.5	276.8
Deferred revenue for solar energy systems	146.0	157.4
Non solar energy systems deferred revenue	29.2	51.2
Other liabilities	208.9	326.1
Total liabilities	4,024.2	4,096.7
Redeemable noncontrolling interest, Carrying Amount	11.3	0
Stockholders' equity:
Preferred stock, $.01 par value, 50.0 shares authorized, none issued or outstanding at December 31, 2012 or 2011	0	0
Common stock, $.01 par value, 300.0 shares authorized, 241.9 and 241.3 issued at December 31, 2012 and 2011, respectively	2.4	2.4
Additional paid-in capital	647.7	621.7
Retained earnings	425.3	577.5
Accumulated other comprehensive (loss) income	(39.8)	(3.9)
Treasury stock, 10.6 and 10.5 shares at December 31, 2012 and 2011, respectively	(460.3)	(459.8)
Total MEMC stockholders' equity	575.3	737.9
Stockholders' Equity Attributable to Noncontrolling Interest	90.8	47.0
Total stockholders' equity	666.1	784.9
Total liabilities and stockholders' equity	$ 4,701.6	$ 4,881.6